Note Loans (Composition of loans held-in-portfolio-covered loans and past due status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	$ 572,878		$ 646,115
Covered loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	110,336		134,111
Current	462,542		512,004
Loans covered under loss-sharing agreements with the FDIC	572,878	[1]	646,115	[2]
Covered loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	26,257		32,659
Covered loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	13,149		17,037
Covered loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	70,930		84,415
Covered loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	108,266		131,138
Current	448,304		495,964
Loans covered under loss-sharing agreements with the FDIC	556,570		627,102
Covered loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	25,506		31,413
Covered loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	12,904		16,593
Covered loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	69,856		83,132
Covered loans | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	2,070		2,973
Current	14,238		16,040
Loans covered under loss-sharing agreements with the FDIC	16,308		19,013
Covered loans | Consumer | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	751		1,246
Covered loans | Consumer | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	245		444
Covered loans | Consumer | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 1,074		$ 1,283

[1]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[2]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.